Impairment losses and goodwill - Sensitivity of recoverable amounts - Additional information (Details)	12 Months Ended
Dec. 31, 2018
Goodwill [abstract]
Maximum percentage of share of aggregated recoverable amount of consolidated entities for not specially disclosed (as a percent)	3.00%